ORGANIZATION AND OPERATIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Feb. 28, 2015
Notes to Financial Statements
NOTE 1. ORGANIZATION AND OPERATIONS

Jubilant Flame International, Ltd. (the "Company"), was formed on September 29, 2009 under the name Liberty Vision, Inc. The Company provided web development and marketing services for clients. On December 5, 2012 the Company disposed of its subsidiary corporation to a shareholder for a nominal sum, as well as other management operations.

On December 16, 2012, the Company changed its name to Jiu Feng Investment Hong Kong Ltd.

On July 24, 2013, the Company changed its business sector to the medical sector.

On September 30, 2013, the Company entered into a world-wide five year licensing agreement with BioMark Technologies (Asia) Limited ("BioMark") whereby the Company is licensed to sell, market and, or, distribute certain products pertaining to the health care industry; and to conduct research and development of BioMark's cancer detection scanning technology. The Company's president, Ms. Yan Li is also president of, and exercises control over, BioMark.

On August 18, 2015, the Company changed its name to Jubilant Flame International, Ltd.

On November 16, 2015, the Company entered into the cosmetic sector by entering into a Distribution / License Agreement with Rubyfield Holdings LTD ("Rubyfield"), a company organized under the laws of Hong Kong, whereby the Company is Rubyfield's exclusive independent authorized Master Distributor for all of North America for certain products pertaining to the cosmetics industry. The Company's president, Ms. Yan Li, is also president of, and exercises control over Rubyfield.

Jubliant Fame International, Ltd (the “Company”) was formed on September 29, 2009 under the name Liberty Vision, Inc. The Company provided web development and marketing services for clients. On December 5, 2012 the Company disposed of its subsidiary corporation to a shareholder for a nominal sum, as well as other management operations. On December 16, 2012, the Company changed its name to Jiu Feng Investment Hong Kong, Inc. On July 24, 2013, the Company changed its business sector to the medical sector. On September 30, 2013, the Company entered into a world-wide five year licensing agreement with BioMark Technologies (Asia) Limited ("BioMark") whereby the Company is licensed to sell, market, and, or, distribute certain products pertaining to the health care industry; and to conduct research and development of BioMark’s cancer detection scanning technology. On May 18, 2015 the Company changed its name to Jubilant Flame International, Ltd.